Recurring Fair Value Measurements (Tables) - Armada Acquisition Corp I [Member]	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of debt securities held to maturity one amortized cost to fair value one

Funds in the Company’s Trust Account were held in an interest bearing demand deposit account of September 30, 2023 and measured as Level 1 in the hierarchy of fair value measurements with carrying value approximating fair value.

	Carrying Value as of September 30, 2023	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of September 30, 2023
Interest bearing demand deposit account	$25,324,028	$—	$—	$25,324,028

Summary of fair value measurements with carrying value approximating fair value

Funds in the Company’s Trust Account were held in an interest-bearing demand deposit account as of March 31, 2024 and September 30, 2023 and classified as Level 1 in the hierarchy of fair value measurements with carrying value approximating fair value.

	March 31, 2024		December 31, 2023
	Level	Amount	Level	Amount
Assets:
Interest-bearing demand deposit account	1	$15,771,190	1	$25,324,028

Funds in the Company’s Trust Account were held in an interest-bearing demand deposit account as of June 30, 2024 and September 30, 2023 and classified as Level 1 in the hierarchy of fair value measurements with carrying value approximating fair value.

	June 30, 2024		September 30, 2023
	Level	Amount	Level	Amount
Assets:
Interest-bearing demand deposit account	1	$16,126,337	1	$25,324,028

Funds in the Company’s Trust Account were invested in U.S. Treasury securities as of September 30, 2022, and classified as held-to-maturity and Level 1 in the hierarchy of fair value measurements as follows:

	Carrying Value as of September 30, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of September 30, 2022
Cash	$320	$—	$—	$320
U.S. Treasury Bills	150,844,605	19,242	—	150,863,847

	$150,844,925	$19,242	$—	$150,864,167